Long-term Financing Arrangements - 10K - Narrative (Details) $ in Thousands	3 Months Ended		8 Months Ended		12 Months Ended
	Jan. 07, 2024 USD ($)	Jan. 01, 2023 USD ($)	Jan. 07, 2024 USD ($)	Jan. 01, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 24, 2022 USD ($)	Apr. 25, 2021 USD ($) debt_instrument	Jun. 04, 2021	Apr. 20, 2020 USD ($)
Debt Instrument [Line Items]
Interest rate								1.07%
Gain on extinguishment of debt	$ 0	$ 0	$ 0	$ 8,448	$ 8,355	$ 2,800	$ 388
Proceeds from Issuance of Long-Term Debt					29,080	5,350	3,415
Long-term debt					43,622
Long-Term Debt	71,246		71,246		37,255	23,946
Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 500		$ 500		500	8,789
Paycheck Protection Program Loan | Unsecured Debt [Member]
Debt Instrument [Line Items]
Face amount							$ 3,265		$ 7,725
Number of debt instruments | debt_instrument							3
Debt term							2 years
Interest rate							1.00%
Gain on extinguishment of debt					$ 8,458	2,728
SBA loans | Unsecured Debt [Member]
Debt Instrument [Line Items]
Face amount						500
Interest rate					3.75%
Proceeds from Issuance of Long-Term Debt						350	$ 150
Monthly installment amount					$ 3
Long-Term Debt					$ 500	$ 500